Share-Based Compensation - Assumptions and activity (Details)							12 Months Ended
	Apr. 03, 2017 $ / shares shares	Feb. 27, 2017 $ / shares shares	Jan. 01, 2017 item $ / shares shares	Jul. 15, 2016 $ / shares shares	Apr. 02, 2015 $ / shares	Jul. 01, 2014 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) shares
Share-Based Compensation
Compensation expense | ¥							¥ 1,165,543	¥ 9,052,789	¥ 13,440,801
Fair value of shares vested | ¥							¥ 38,211,775	¥ 8,826,273	¥ 7,877,974
2014 Plan
Share-Based Compensation
Replacement options							2,525,000
Scepter Plan
Share-Based Compensation
Options replaced							505,000
Options Replacement Program
Share-Based Compensation
Share based compensation costs capitalized | ¥							¥ 13,702,194
Share options
Share-Based Compensation
Vesting period					3 years	3 years
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares					$ 1.00	$ 0.48
Share options | 2014 Plan
Share-Based Compensation
Unrecognized compensation expense | ¥							¥ 0
Options granted							0	0	0
Intrinsic value of options exercised | ¥							¥ 19,964,965	¥ 47,051,806	¥ 7,594,210
Number of Options
Outstanding at beginning of year (in shares)							10,319,125
Exercised (in shares)							(886,362)
Forfeited (in shares)							(8,292)
Outstanding at end of year (in shares)							9,424,471	10,319,125
Vested and expected to vest of end of year (in shares)							9,424,471
Exercisable at end of year (in shares)							9,424,471
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share) | ¥ / shares							¥ 3.72
Exercised (in dollars per share) | ¥ / shares							3.99
Forfeited (in dollars per share) | ¥ / shares							4.54
Outstanding at end of year (in dollars per share) | ¥ / shares							3.92	¥ 3.72
Exercisable at end of year (in dollars per share) | ¥ / shares							¥ 4.54
Remaining Contractual Term
Outstanding at end of year (in years)							5 years 7 months 10 days
Exercisable at end of year (in years)							5 years 7 months 10 days
Aggregate Intrinsic Value of Options
Outstanding at end of year | ¥							¥ 1.11
Exercisable at end of year | ¥							0.49
Restricted shares
Share-Based Compensation
Compensation expense | ¥							16,943,399	¥ 21,403,150	¥ 7,982,893
Fair value of non-vested restricted shares vested | ¥							13,505,910
Restricted shares | 2014 Plan
Share-Based Compensation
Unrecognized compensation expense | ¥							¥ 7,233,969
Weighted average remaining period over which unrecognized compensation expense will be recognized							8 months 23 days
Number of Shares
Unvested, at beginning of year							5,511,413
Forfeited							(1,820,716)
Vested							(2,449,345)
Unvested, at end of year							1,241,352	5,511,413
Weighted Average Grant-date Fair Value
Unvested, at beginning of year | ¥ / shares							¥ 10.07
Forfeited | ¥ / shares							(10.70)
Vested | ¥ / shares							(10.48)
Unvested, at end of year | ¥ / shares							¥ 10.88	¥ 10.07
Restricted shares | Senior management
Share-Based Compensation
Vesting period	3 years	3 years		3 years
Number of Shares
Granted	600,000	4,211,532		486,000
Weighted Average Grant-date Fair Value
Granted | $ / shares	$ 1.46	$ 1.59		$ 1.39
Restricted shares | Employee
Share-Based Compensation
Vesting period			3 years
Number of Shares
Granted			50,616
Number of individuals receiving grant | item			1
Weighted Average Grant-date Fair Value
Granted | $ / shares			$ 1.47